EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
EARNINGS PER SHARE
Schedule of computation of basic and diluted earnings per share

	Years Ended December 31,
	2023	2024	2025
Numerator:
Net income (loss) attributable to Canadian Solar Inc.	$274,187	$36,051	$(104,126)
Cumulative preferred share dividends in subsidiary	—	—	(64,434)
Dilutive effect of convertible notes	5,290	—	—
Net income (loss) attributable to Canadian Solar Inc. — diluted	$279,477	$36,051	$(168,560)
Denominator:
Denominator for basic calculation — weighted average common shares — basic	65,375,084	66,616,400	67,368,537
Diluted effects of share number from RSUs	546,765	323,028	—
Dilutive effects of share number from convertible notes	6,272,157	—	—
Denominator for diluted calculation — weighted average common shares — diluted	72,194,006	66,939,428	67,368,537
Basic earnings per share	$4.19	$0.54	$(2.50)
Diluted earnings per share	$3.87	$0.54	$(2.50)

Schedule of anti-dilutive shares excluded from the computation of diluted earnings per share

	Years Ended December 31,
	2023	2024	2025
RSUs and share options	48,598	241,652	380,886
Convertible notes	—	6,272,157	11,247,002